Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]	(6) Accrued Expenses and Other Current Liabilities Accrued expenses and other current liabilities are comprised of the following:
	December 31
	2013	2012

Accrued professional fees	$60,610	$91,017